Net Sales - Summary of Net Sales (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net sales [line items]
Net sales	kr 271,546	kr 232,314	kr 232,390
IPR licensing revenues	10,399	8,134	9,975
Of which export sales from Sweden	153,833	140,898	132,269
Hardware [member]
Disclosure of net sales [line items]
Net sales	119,215	106,399	96,294
Software [member]
Disclosure of net sales [line items]
Net sales	54,809	45,798	49,892
Services [member]
Disclosure of net sales [line items]
Net sales	kr 97,522	kr 80,117	kr 86,204